Provisions - Current and Non-current Provisions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Provisions [abstract]
Current	$ 35.3	$ 41.6
Non-current	427.1	432.4
Provisions	$ 462.4	$ 474.0